Subsidiaries - Financial Information Related to Acquisitions (Detail) $ in Thousands, ¥ in Millions					12 Months Ended
	Dec. 17, 2019 CNY (¥)	Apr. 23, 2019 CNY (¥)	Nov. 20, 2018 CNY (¥)	Jul. 10, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥) [1]	Dec. 31, 2017 CNY (¥)		Jul. 10, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	[1]
Disclosure of detailed information about business combination [line items]
Property, plant and equipment, net					¥ 84,788	¥ 170,692	¥ 170,692
Non-current assets					290,190	222,877
Current assets					16,738	24,072
Current liabilities					(95,490)	(83,687)
Cash and cash equivalents					1,849	6,928	6,826	[1]		¥ 4,152
Borrowings					(51,180)	(54,417)
Deferred tax liabilities					(239)	(676)
Net cash (inflow) outflow					(176)	(6)	682	[1]
Non-current liabilities					¥ (134,109)	¥ (84,793)
China Southern West Australian Flying College Proprietary Limited [member]
Disclosure of detailed information about business combination [line items]
Non-current assets			¥ 153
Current assets			77
Current liabilities			(155)
Total net identifiable assets			75
Cash consideration paid			(63)
Cash and cash equivalents acquired			69
Net cash (inflow) outflow			¥ 6
Zhuhai Xiang Yi Aviation Technology Company Limited [member]
Disclosure of detailed information about business combination [line items]
Property, plant and equipment, net				¥ 1,556
Lease prepayments				115
Trade and other receivables				70
Cash and cash equivalents				41
Other assets				32
Trade and other payables				(34)
Borrowings				(342)
Deferred tax liabilities				(30)
Other liabilities				(24)
Total net identifiable assets				1,384
Cash consideration paid				(678)					$ (99,520)
Cash and cash equivalents acquired				41
Net cash (inflow) outflow				¥ (637)
Fair value of the originally held 51% equity interests							706
Less: carrying value of the originally held 51% equity interests							(597)
Remeasurement of the originally held 51% equity interests							¥ 109
Shenyang Northern Aircraft Maintenance Co Ltd [member]
Disclosure of detailed information about business combination [line items]
Non-current assets		¥ 31
Current assets		41
Current liabilities		(3)
Total net identifiable assets		63
Cash consideration paid		(14)
Cash and cash equivalents acquired		26
Net cash (inflow) outflow		12
Non-current liabilities		¥ (6)
Guangdong Southern Airline Pearl Aviation Services Company Limited [member]
Disclosure of detailed information about business combination [line items]
Non-current assets	¥ 19
Current assets	252
Current liabilities	(257)
Total net identifiable assets	14
Cash consideration paid	(9)
Cash and cash equivalents acquired	173
Net cash (inflow) outflow	¥ 164

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).